T. ROWE PRICE U.S. EQUITY RESEARCH ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.4%
COMMUNICATION SERVICES 8.7%
Diversified Telecommunication Services 0.1%
AT&T	26,418	581
Verizon Communications	15,409	692
		1,273
Entertainment 1.1%
Electronic Arts	4,606	661
Netflix (1)	10,911	7,739
Spotify Technology (1)	1,600	590
Walt Disney	20,153	1,938
		10,928
Interactive Media & Services 6.3%
Alphabet, Class A	86,552	14,355
Alphabet, Class C	123,818	20,701
Meta Platforms, Class A	45,130	25,834
		60,890
Media 0.4%
Comcast, Class A	97,243	4,062
		4,062
Wireless Telecommunication Services 0.8%
T-Mobile US	35,844	7,397
		7,397
Total Communication Services		84,550
CONSUMER DISCRETIONARY 10.1%
Automobile Components 0.0%
Aptiv (1)	2,780	200
		200
Automobiles 1.7%
Ford Motor	11,196	118
General Motors	9,804	439
Rivian Automotive, Class A (1)(2)	12,445	140
Tesla (1)	58,677	15,352
		16,049
Broadline Retail 3.7%
Amazon.com (1)	189,966	35,396
eBay	949	62
		35,458

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hotels, Restaurants & Leisure 2.3%
Airbnb, Class A (1)	8,450	1,072
Booking Holdings	707	2,978
Chipotle Mexican Grill (1)	45,978	2,649
Domino's Pizza	2,020	869
Hilton Worldwide Holdings	7,593	1,750
Las Vegas Sands	26,788	1,348
Marriott International, Class A	6,309	1,568
McDonald's	17,499	5,329
Norwegian Cruise Line Holdings (1)	21,372	438
Royal Caribbean Cruises	10,000	1,774
Starbucks	10,243	999
Wingstop	1,776	739
Wynn Resorts	10,635	1,020
Yum! Brands	1,246	174
		22,707
Household Durables 0.2%
NVR (1)	223	2,188
		2,188
Specialty Retail 2.0%
AutoZone (1)	468	1,474
Bath & Body Works	5,544	177
Burlington Stores (1)	3,905	1,029
Home Depot	21,524	8,722
Lowe's	10,617	2,876
O'Reilly Automotive (1)	1,427	1,643
Ross Stores	11,158	1,679
TJX	16,212	1,906
Ulta Beauty (1)	492	191
		19,697
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica (1)	3,800	1,031
NIKE, Class B	8,722	771
		1,802
Total Consumer Discretionary		98,101
CONSUMER STAPLES 5.9%
Beverages 1.7%
Coca-Cola	91,572	6,581
Constellation Brands, Class A	4,393	1,132
Keurig Dr Pepper	78,261	2,933
Monster Beverage (1)	12,614	658
PepsiCo	29,281	4,979
		16,283

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale	8,747	7,754
Dollar General	10,783	912
Sysco	5,441	425
Target	10,710	1,669
Walmart	90,887	7,339
		18,099
Food Products 0.3%
Campbell Soup	3,506	171
General Mills	5,398	398
Kellanova	2,164	175
Kraft Heinz	6,755	237
Mondelez International, Class A	21,010	1,548
Tyson Foods, Class A	5,350	319
		2,848
Household Products 1.1%
Clorox	2,300	375
Colgate-Palmolive	20,570	2,135
Kimberly-Clark	5,890	838
Procter & Gamble	43,415	7,520
		10,868
Personal Care Products 0.3%
Estee Lauder, Class A	4,200	419
Kenvue	127,260	2,943
		3,362
Tobacco 0.6%
Altria Group	10,465	534
Philip Morris International	44,362	5,386
		5,920
Total Consumer Staples		57,380
ENERGY 3.5%
Energy Equipment & Services 0.3%
Halliburton	29,356	853
Schlumberger	42,769	1,794
		2,647
Oil, Gas & Consumable Fuels 3.2%
Chesapeake Energy	4,879	401
Chevron	31,046	4,572
ConocoPhillips	38,591	4,063
Devon Energy	10,769	421
Diamondback Energy	6,891	1,188
EOG Resources	16,020	1,969

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
EQT	15,847	581
Exxon Mobil	92,030	10,788
Hess	3,806	517
Kinder Morgan	44,100	974
Marathon Petroleum	14,056	2,290
Phillips 66	4,992	656
Suncor Energy	10,649	393
Targa Resources	4,098	607
Valero Energy	5,340	721
Williams	14,875	679
		30,820
Total Energy		33,467
FINANCIALS 13.6%
Banks 3.2%
Bank of America	148,476	5,891
Citigroup	65,672	4,111
East West Bancorp	2,430	201
Fifth Third Bancorp	30,979	1,327
Huntington Bancshares	86,809	1,276
JPMorgan Chase	53,285	11,236
KeyCorp	28,336	475
PNC Financial Services Group	4,279	791
Popular	4,090	410
Truist Financial	7,838	335
US Bancorp	17,424	797
Wells Fargo	63,465	3,585
Western Alliance Bancorp	5,400	467
		30,902
Capital Markets 2.9%
Ares Management	7,587	1,182
Bank of New York Mellon	21,926	1,576
BlackRock	2,188	2,078
Blackstone	4,979	762
Cboe Global Markets	6,610	1,354
Charles Schwab	51,885	3,363
FactSet Research Systems	800	368
Goldman Sachs Group	5,570	2,758
Intercontinental Exchange	15,621	2,509
KKR	13,766	1,798
LPL Financial Holdings	2,441	568
Moody's	3,167	1,503
Morgan Stanley	24,199	2,523
MSCI	467	272
S&P Global	6,253	3,230
TPG	6,690	385

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Tradeweb Markets, Class A	10,240	1,266
		27,495
Consumer Finance 0.5%
Ally Financial	6,512	232
American Express	13,107	3,555
Discover Financial Services	9,211	1,292
		5,079
Financial Services 4.7%
Apollo Global Management	5,551	693
Berkshire Hathaway, Class B (1)	25,938	11,938
Corebridge Financial	65,703	1,916
Corpay (1)	8,990	2,812
Equitable Holdings	19,125	804
Fiserv (1)	26,401	4,743
Global Payments	17,202	1,762
Mastercard, Class A	17,378	8,581
Visa, Class A	38,661	10,630
Voya Financial	21,316	1,688
		45,567
Insurance 2.2%
Allstate	15,256	2,893
American International Group	34,838	2,551
Axis Capital Holdings	6,287	501
Chubb	16,223	4,679
Hartford Financial Services Group	23,218	2,731
Marsh & McLennan	10,636	2,373
MetLife	30,473	2,513
Progressive	2,400	609
RenaissanceRe Holdings	5,822	1,586
Travelers	4,559	1,067
		21,503
Mortgage Real Estate Investment Trusts 0.1%
Annaly Capital Management, REIT	26,300	528
		528
Total Financials		131,074
HEALTH CARE 12.2%
Biotechnology 1.9%
AbbVie	30,425	6,008
Amgen	13,279	4,279
BeiGene, ADR (1)(2)	2,300	516
Biogen (1)	5,119	992
Gilead Sciences	16,538	1,387
Moderna (1)	85	6

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Regeneron Pharmaceuticals (1)	2,818	2,962
Vertex Pharmaceuticals (1)	3,831	1,782
		17,932
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	16,327	1,862
Becton Dickinson	11,536	2,781
Boston Scientific (1)	26,123	2,189
Dexcom (1)	15,161	1,016
Edwards Lifesciences (1)	8,527	563
Hologic (1)	14,130	1,151
IDEXX Laboratories (1)	1,166	589
Intuitive Surgical (1)	9,516	4,675
Medtronic	11,254	1,013
Stryker	10,422	3,765
Zimmer Biomet Holdings	17,687	1,909
		21,513
Health Care Providers & Services 2.7%
Cardinal Health	2,335	258
Cencora	5,008	1,127
Cigna	9,043	3,133
CVS Health	5,524	347
Elevance Health	6,868	3,572
HCA Healthcare	1,268	515
Humana	2,208	700
McKesson	3,553	1,757
Molina Healthcare (1)	3,184	1,097
Quest Diagnostics	4,806	746
Tenet Healthcare (1)	8,954	1,488
UnitedHealth Group	19,876	11,621
		26,361
Life Sciences Tools & Services 1.5%
Charles River Laboratories International (1)	200	39
Danaher	15,991	4,446
ICON (1)	2,674	768
IQVIA Holdings (1)	1,072	254
Mettler-Toledo International (1)	1,066	1,599
Repligen (1)	5,490	817
Thermo Fisher Scientific	10,388	6,426
		14,349
Pharmaceuticals 3.9%
AstraZeneca, ADR	8,672	676
Bristol-Myers Squibb	24,075	1,246
Elanco Animal Health (1)	12,754	187
Eli Lilly	20,739	18,373

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Johnson & Johnson	40,361	6,541
Merck	46,967	5,334
Novo Nordisk, ADR	13,731	1,635
Pfizer	72,004	2,084
Sanofi, ADR	7,482	431
Viatris	12,493	145
Zoetis	4,276	835
		37,487
Total Health Care		117,642
INDUSTRIALS & BUSINESS SERVICES 7.7%
Aerospace & Defense 1.9%
Boeing (1)	15,023	2,284
GE Aerospace	28,728	5,417
General Dynamics	1,095	331
Howmet Aerospace	15,337	1,538
Huntington Ingalls Industries	687	182
L3Harris Technologies	7,550	1,796
Lockheed Martin	1,058	618
Northrop Grumman	4,867	2,570
RTX	16,010	1,940
TransDigm Group	1,056	1,507
		18,183
Air Freight & Logistics 0.1%
FedEx	5,286	1,447
		1,447
Building Products 0.4%
Carrier Global	24,971	2,010
Johnson Controls International	10,920	848
Trane Technologies	3,399	1,321
		4,179
Commercial Services & Supplies 0.5%
Cintas	4,652	958
Copart (1)	24,344	1,275
Republic Services	1,228	247
Veralto	419	47
Waste Connections	5,832	1,043
Waste Management	6,190	1,285
		4,855
Electrical Equipment 0.8%
AMETEK	1,206	207
Emerson Electric	6,477	708
GE Vernova (1)	9,530	2,430
Hubbell	3,579	1,533

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Rockwell Automation	6,635	1,781
Sensata Technologies Holding	4,698	169
Vertiv Holdings, Class A	5,290	526
		7,354
Ground Transportation 1.5%
Canadian National Railway	1,656	194
CSX	97,665	3,372
JB Hunt Transport Services	825	142
Norfolk Southern	8,104	2,014
Old Dominion Freight Line	13,567	2,695
Saia (1)	3,433	1,501
Uber Technologies (1)	56,136	4,219
		14,137
Industrial Conglomerates 0.6%
Honeywell International	14,837	3,067
Roper Technologies	4,671	2,599
		5,666
Machinery 1.5%
Caterpillar	3,792	1,483
Cummins	9,359	3,030
Deere	5,509	2,299
Dover	5,079	974
Esab	4,731	503
Fortive	9,800	774
IDEX	3,124	670
Ingersoll-Rand	11,172	1,097
Stanley Black & Decker	28,504	3,139
Xylem	1,000	135
		14,104
Passenger Airlines 0.1%
Delta Air Lines	9,718	494
Southwest Airlines	3,919	116
United Airlines Holdings (1)	8,342	476
		1,086
Professional Services 0.2%
Booz Allen Hamilton Holding	1,600	260
Broadridge Financial Solutions	1,150	247
Equifax	2,902	853
Verisk Analytics	3,817	1,023
		2,383

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.1%
SiteOne Landscape Supply (1)	4,182	631
		631
Total Industrials & Business Services		74,025
INFORMATION TECHNOLOGY 31.0%
Communications Equipment 0.4%
Arista Networks (1)	3,514	1,349
Cisco Systems	57,732	3,072
		4,421
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A	16,349	1,065
Keysight Technologies (1)	12,232	1,944
TE Connectivity	15,199	2,295
Teledyne Technologies (1)	3,854	1,687
Zebra Technologies, Class A (1)	3,852	1,426
		8,417
IT Services 1.0%
Accenture, Class A	17,703	6,257
Gartner (1)	700	355
International Business Machines	10,258	2,268
Shopify, Class A (1)	6,150	493
		9,373
Semiconductors & Semiconductor Equipment 10.6%
Advanced Micro Devices (1)	32,173	5,279
Analog Devices	12,697	2,922
Applied Materials	831	168
Broadcom	94,548	16,310
Entegris	9,939	1,118
First Solar (1)	45	11
Intel	5,210	122
KLA	5,369	4,158
Lam Research	416	339
Lattice Semiconductor (1)	2,575	137
Marvell Technology	21,300	1,536
Microchip Technology	2,326	187
Micron Technology	2,057	213
Monolithic Power Systems	972	899
NVIDIA	483,990	58,776
NXP Semiconductors	818	196
ON Semiconductor (1)	5,098	370
QUALCOMM	31,482	5,354
Teradyne	948	127

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Texas Instruments	21,681	4,479
		102,701
Software 10.6%
Adobe (1)	9,093	4,708
Autodesk (1)	6,681	1,840
Cadence Design Systems (1)	6,692	1,814
Crowdstrike Holdings, Class A (1)	3,690	1,035
Descartes Systems Group (1)	5,503	567
Dynatrace (1)	11,058	591
Fair Isaac (1)	569	1,106
Fortinet (1)	44,912	3,483
Gen Digital	63,484	1,741
Intuit	5,613	3,486
Microsoft	151,273	65,093
Oracle	30,017	5,115
Palo Alto Networks (1)	2,826	966
Salesforce.com	27,970	7,656
ServiceNow (1)	596	533
Synopsys (1)	3,793	1,921
Workday (1)	967	236
Zscaler (1)	2,200	376
		102,267
Technology Hardware, Storage & Peripherals 7.5%
Apple	305,833	71,259
Pure Storage, Class A (1)	11,412	573
Western Digital (1)	16,026	1,095
		72,927
Total Information Technology		300,106
MATERIALS 2.0%
Chemicals 1.1%
CF Industries Holdings	10,810	928
Linde	14,137	6,741
Mosaic	20,916	560
RPM International	1,624	197
Sherwin-Williams	5,379	2,053
		10,479
Construction Materials 0.1%
Vulcan Materials	5,333	1,336
		1,336
Containers & Packaging 0.3%
Ball	16,110	1,094
International Paper	9,079	443

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Packaging of America	4,698	1,012
		2,549
Metals & Mining 0.4%
Agnico Eagle Mines	8,086	651
Franco-Nevada	4,792	595
Freeport-McMoRan	37,410	1,868
Steel Dynamics	10,150	1,280
		4,394
Paper & Forest Products 0.1%
West Fraser Timber	10,745	1,046
		1,046
Total Materials		19,804
REAL ESTATE 2.1%
Health Care REITs 0.2%
Welltower, REIT	16,044	2,054
		2,054
Industrial REITs 0.4%
Prologis, REIT	21,384	2,701
Rexford Industrial Realty, REIT	27,294	1,373
		4,074
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	5,318	662
CoStar Group (1)	5,434	410
		1,072
Residential REITs 0.3%
American Homes 4 Rent, Class A, REIT	10,739	412
AvalonBay Communities, REIT	2,832	638
Camden Property Trust, REIT	200	25
Essex Property Trust, REIT	4,283	1,265
Sun Communities, REIT	5,327	720
		3,060
Retail REITs 0.2%
Kimco Realty, REIT	20,681	480
Regency Centers, REIT	5,379	388
Simon Property Group, REIT	3,163	535
		1,403
Specialized REITs 0.9%
American Tower, REIT	13,776	3,204
Crown Castle, REIT	1,204	143
CubeSmart, REIT	6,569	354
Equinix, REIT	2,855	2,534

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Extra Space Storage, REIT	335	60
Public Storage, REIT	4,809	1,750
SBA Communications, REIT	700	168
Weyerhaeuser, REIT	5,489	186
		8,399
Total Real Estate		20,062
UTILITIES 2.6%
Electric Utilities 1.9%
Constellation Energy	9,866	2,565
Duke Energy	3,306	381
Entergy	7,700	1,014
Evergy	8,906	552
Exelon	17,492	709
FirstEnergy	16,883	749
NextEra Energy	57,860	4,891
PG&E	159,721	3,158
PPL	6,256	207
Southern	21,393	1,929
Xcel Energy	33,366	2,179
		18,334
Gas Utilities 0.1%
Atmos Energy	9,680	1,343
		1,343
Independent Power & Renewable Electricity Producer 0.1%
Vistra	6,492	769
		769
Multi-Utilities 0.5%
Ameren	21,524	1,882
CenterPoint Energy	19,533	575
CMS Energy	10,500	742
Dominion Energy	8,967	518
NiSource	5,432	188
Sempra	4,506	377
		4,282
Total Utilities		24,728
Total Common Stocks (Cost $874,888)		960,939
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 4.94% (3)	6,220,476	6,220
Total Short-Term Investments (Cost $6,220)		6,220

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4)	127,575	128
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		128
Total Securities Lending Collateral (Cost $128)		128
Total Investments in Securities 100.0% of Net Assets (Cost $881,236)		$967,287
Other Assets Less Liabilities (0.0%)		(115)
Net Assets 100.0%		$967,172

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 9/30/24
T. Rowe Price Government Reserve Fund	$195	¤	¤	$128
	Total			$128^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $128.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF967-054Q3
09/24